CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jun. 30, 2014	$ 55,459,374	$ 456	$ 8,852,257	$ 6,196,949	$ 34,370,050	$ 6,039,662
Balance (in shares) at Jun. 30, 2014		4,560,000,000
Dividends distribution	(35,000,000)	$ 0	0	0	(35,000,000)	0
Reverse acquisition	32,575,750	$ 234	32,575,516	0	0	0
Reverse acquisition (in shares)		2,337,059
Exercise of warrants	182	$ 182	0	0	0	0
Exercise of warrants (in shares)		1,823,935
Net income for the year	1,406,519	$ 0	0	0	1,406,519	0
Foreign currency translation adjustment	3,966,141	0	0	0	0	3,966,141
Appropriation to statutory reserves	0	0	0	983,551	(983,551)	0
Balance at Jun. 30, 2015	58,407,966	$ 872	41,427,773	7,180,500	(206,982)	10,005,803
Balance (in shares) at Jun. 30, 2015		8,720,994
Exercise of warrants	4,111,577	$ 90	4,111,487	0	0	0
Exercise of warrants (in shares)		897,858
Net income for the year	7,322,947	$ 0	0	0	7,322,947	0
Foreign currency translation adjustment	(9,931,290)		0	0	0	(9,931,290)
Balance at Dec. 31, 2015	$ 59,911,200	$ 962	$ 45,539,260	$ 7,180,500	$ 7,115,965	$ 74,513
Balance (in shares) at Dec. 31, 2015		9,618,852